Shareholder Report, Holdings (Details)	May 31, 2026
C000244754 | 78464A409 | State Street SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000244754 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000244754 | 78464A649 | SPDR Portfolio Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000244754 | 46436E841 | iShares iBonds Dec 2027 Term Treasury ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000244754 | 46434G103 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000244754 | 46432F842 | iShares Core MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000244754 | Equities46432F842
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244754 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000244754 | Equity
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000244755 | 704326107 | Paychex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244755 | 09260D107 | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244755 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244755 | 30040W108 | Eversource Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244755 | 281020107 | Edison International
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244755 | 713448108 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244755 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244755 | 742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244755 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244755 | 64361Q101 | Viper Energy, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244755 | TechnologyG1151C101
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244755 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244755 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000244755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244755 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244755 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244755 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000244755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000244755 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000244755 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000244755 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000244755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000244756 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244756 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244756 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244756 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244756 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244756 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244756 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244756 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244756 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244756 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244756 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000244756 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244756 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244756 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000244756 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000244756 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244756 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244756 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000244756 | Technology
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000244756 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244756 | Technology00724F101
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244757 | 464288661 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244757 | 808524854 | Schwab Intermediate-Term U.S. Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244757 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000244757 | 46436E460 | iShares iBonds Dec 2031 Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000244757 | 46436E296 | iShares iBonds Dec 2032 Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000244757 | 46436E148 | iShares iBonds Dec 2033 Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000244757 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000244757 | Fixed Income - Other464288661
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244758 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000244758 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000244758 | 78467X109 | State Street SPDR Dow Jones Industrial Average ETF
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000244758 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000244758 | 78468R663 | State Street SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000244758 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000244758 | Equity
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000244758 | Fixed Income - Other46436E718
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244759 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244759 | 78468R663 | State Street SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244759 | 46436E858 | iShares iBonds Dec 2026 Term Treasury ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000244759 | 78468R523 | SPDR Bloomberg 3-12 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244759 | 46138G888 | Invesco Short Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000244759 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000244759 | Fixed Income - Other46138G888
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244760 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244760 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000244760 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244760 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244760 | 747525103 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244760 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244760 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244760 | 92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244760 | 254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244760 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244760 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244760 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000244760 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244760 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244760 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000244760 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000244760 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244760 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244760 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244760 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000244760 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000244760 | Health Care00846U101
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244761 | 808524631 | Schwab High Yield Bond ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000244761 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000244761 | 78468R606 | State Street SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000244761 | 46435G250 | iShares High Yield Systematic Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000244761 | 46434V407 | iShares 0-5 Year High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000244761 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244761 | Fixed Income - Other46434V407
Holdings [Line Items]
Percent of Total Investments	100.00%